Net Loss Per Share (Tables)	12 Months Ended
Aug. 31, 2013
Net Loss Per Share Tables
Computation of basic and diluted net loss per share

Following is the computation of basic and diluted net loss per share for the years ended August 31, 2013 and 2012:

	Year Ended
	August 31,
	2013	2012
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(4,272,532)	$(2,433,431)
Denominator:
Weighted average number of common shares outstanding	22,686,892	20,638,360
Basic and diluted EPS	$(0.19)	$(0.12)